INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Warehouse inventory	$ 8,342	$ 8,638
Finished goods inventory	2,313	4,370
Work in process inventory	457	322
Stockpile inventory	2,477	1,564
Inventories	$ 13,589	$ 14,894